ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	1 Months Ended		1 Months Ended		0 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 American Depositary Share	Nov. 09, 2012 VanceInfo	Nov. 09, 2012 VanceInfo VanceInfo shareholders
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage in the combined company					50.00%	50.00%
Share exchange ratio			1	1
Number of ordinary shares represented by each American Depository Share	1	19
Common share consolidation ratio	13.9482